NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Advertising	$ 0	$ 0
Assets	3,680		$ 5,437	$ 603,285
Click Based and Impressions Ads	0	247	475	517
Cash	3,165		2,930	4,320
Server	0	0
Related Party [Member]
Advertising	0	0
Accounting	0	2,000
Click Based and Impressions Ads	0	0	0	$ 0
Publishing and Distribution	0	150
Server	0	0
Total sales	0	2,150
Third Party [Member]
Advertising	0	0
Accounting	0	2,000
Click Based and Impressions Ads	0	247
Publishing and Distribution	0	460
Server	0	0
Total sales	$ 0	$ 2,707
CRWE Real Estate Inc. [Member]
Gain on sale of subsidiaries			5,967
CRWE Real Estate Inc. [Member] | 2016 [Member]
Assets			0
Intercompany			0
Total Assets sold			0
Cash			100
Payable assumed by buyer			5,867
Total Consideration			5,967
Gain on sale of subsidiaries			$ 5,967